Investment Objectives and Goals - WisdomTree Physical AI, Humanoids, and Drones Fund	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Physical AI, Humanoids, and Drones Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The WisdomTree Physical AI, Humanoids, and Drones Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Physical AI, Humanoids, and Drones Index (the “Index”).